Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule Of Income Tax Provisions

	2017	2016
Current
State	$2	$2
Foreign	21	2

Provision for income taxes	$23	$4

Summary Of Loss Before Provision For Income Taxes

	2017	2016
United States	$(1,337)	$(271)
Foreign	89	92

Total	$(1,248)	$(179)

Summary Of Income Tax Rates

	2017	2016
Federal statutory rate	34.00%	34.00%
Effect of:
Permanent differences	(0.61)	(40.87)
State income taxes, net of federal benefit	0.54	10.01
Change in valuation allowance	(642.13)	136.18
Federal tax rate change	618.09	—
Repatriation tax on unremitted earnings	(12.68)	—
Stock-based compensation	—	(171.34)
Other	0.91	29.83

Provision for income taxes	(1.88)%	(2.19)%

Schedule Of Deferred Income Taxes

	2017	2016
Deferred tax assets
Net operating loss carry forwards	$12,080	$19,407
Intangible assets	2	3
Stock-based compensation	281	403
Tax effected state benefit	973	963
Other	101	76

Total deferred tax asset	13,437	20,852
Valuation allowance	(13,437)	(20,852)

Net deferred tax asset	$—	$—